Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

In the ordinary course of our business, we collect, use, store, and transmit digitally large amounts of confidential, sensitive, proprietary, and personal information. The secure maintenance of this information and our information technology systems is important to our operations and business strategy. To this end, we have implemented processes designed to assess, identify, and manage risks from potential unauthorized occurrences on or through our information technology systems that may result in adverse effects on the confidentiality, integrity, and availability of these systems and the data residing therein. These processes are informed in part by industry standards, principles and frameworks, such as the National Institute of Standards and Technology Cybersecurity Framework, and are managed and monitored by a dedicated information security team, which is led by our Chief Information Security Officer, and include mechanisms, controls, technologies, systems, and other processes designed to prevent or mitigate data loss, theft, misuse, or other security incidents or vulnerabilities affecting the data and maintain a stable information technology environment. For example, we conduct penetration and vulnerability testing, data recovery testing, security audits, and ongoing risk assessments, including due diligence on and audits of our key technology vendors contractors and suppliers. We have an incident response plan designed to mitigate and remediate identified cybersecurity incidents and escalate certain incidents as appropriate to management and the Audit Committee. Additionally, we leverage outsourced managed services to monitor our systems and utilize bug bounty programs designed to identify and remediate vulnerabilities. We also conduct periodic employee awareness trainings on cyber and information security, among other topics. In addition, we consult with outside advisors and experts, when appropriate, to assist with assessing, identifying, and managing cybersecurity risks, including to anticipate future threats and trends, and their impact on the Company’s risk environment.

Our Chief Information Security Officer, Montaque Hou, who reports directly to the Chief Executive Officer and has over ten years of experience managing information technology and cybersecurity matters, together with our information technology team, is responsible for assessing and managing cybersecurity risks. We consider cybersecurity, along with other significant risks that we face, within our overall enterprise risk management framework. Since the last fiscal year, we have not identified risks from known cybersecurity threats, including as a result of any prior cybersecurity incidents, that have materially affected us, but we face certain ongoing cybersecurity risks threats that, if realized, are reasonably likely to materially affect us. Additional information on cybersecurity risks we face is discussed in Item 3D, “Risk Factors,” under the heading “Operational Risks – A significant inadvertent disclosure or breach of confidential personal information we hold could be detrimental to our business, reputation and results of operations.”

The Board of Directors, as a whole and at the committee level, has oversight for the most significant risks facing us and for our processes to identify, prioritize, assess, manage, and mitigate those risks. The Audit Committee, which is comprised solely of independent directors, has been designated by our Board to oversee cybersecurity risks. The Audit Committee receives periodic updates on cybersecurity and information technology matters and related risk exposures from our Chief Information Security Officer.

Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Role of Management [Text Block]

The Board of Directors, as a whole and at the committee level, has oversight for the most significant risks facing us and for our processes to identify, prioritize, assess, manage, and mitigate those risks. The Audit Committee, which is comprised solely of independent directors, has been designated by our Board to oversee cybersecurity risks. The Audit Committee receives periodic updates on cybersecurity and information technology matters and related risk exposures from our Chief Information Security Officer.

Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	Since the last fiscal year, we have not identified risks from known cybersecurity threats, including as a result of any prior cybersecurity incidents, that have materially affected us, but we face certain ongoing cybersecurity risks threats that, if realized, are reasonably likely to materially affect us.
Cybersecurity Risk Board of Directors Oversight [Text Block]	The Board of Directors, as a whole and at the committee level, has oversight for the most significant risks facing us and for our processes to identify, prioritize, assess, manage, and mitigate those risks.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Audit Committee, which is comprised solely of independent directors, has been designated by our Board to oversee cybersecurity risks.